Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net [Line Items]
Depreciation expense	$ 3,865	$ 4,242	$ 5,360
Cost and accumulated depreciation	$ 6,331